Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Banks's Shareholders (Detail)	12 Months Ended
Dec. 31, 2020
Trust "Trust JHB" [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	17.28%
Voting Interest	19.65%
Carballo Delfin Jorge Ezequiel [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	17.47%
Voting Interest	19.19%
ANSES FGS Law No. 26425 [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	28.80%
Voting Interest	26.90%
Grouped shareholders (Local Stock Exchanges) [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	9.72%
Voting Interest	9.28%
Grouped shareholders (Foreign stock exchanges) [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	26.73%
Voting Interest	24.98%